Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual obligations
Contractual commitments	$ 1,558	$ 72
Less than one year
Contractual obligations
Contractual commitments	598	72
1-2 years
Contractual obligations
Contractual commitments	56	72
2-5 years
Contractual obligations
Contractual commitments	904
Purchase obligations
Contractual obligations
Contractual commitments	1,558	72
Purchase obligations | Less than one year
Contractual obligations
Contractual commitments	598	72
Purchase obligations | 1-2 years
Contractual obligations
Contractual commitments	56	72
Purchase obligations | 2-5 years
Contractual obligations
Contractual commitments	904
Purchase obligations | CRO's
Contractual obligations
Contractual commitments	$ 800	$ 72,000